Bonds and Securities	12 Months Ended
Dec. 31, 2025
Bonds And Securities
Bonds and Securities
6. Bonds and Securities

Category	Index	12.31.2025	12.31.2024
Units in Funds (a)	CDI	593,217	418,465
Bank Deposit Certificates – CDB	96% to 101% of CDI	82,929	94,707
Committed Operation	98% of CDI	15,635	16,536
		691,781	529,708
Current		895	623
Noncurrent		690,886	529,085
Interbank Deposit Certificate – CDI
(a) Most of these are reserve accounts intended to fulfill loan, financing and debentures contracts with BNDES.
The Company and its subsidiaries hold securities that yield variable interest rates. The term of these securities ranges from 3 to 50 months from the end of the period, however, most of the balance is recorded in noncurrent assets as they refer to funds tied to the financial guarantee of long-term contracts.